OTHER LONG TERM ASSETS (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) vessel
Property, Plant and Equipment [Line Items]
Long term receivables			$ 0.0	$ 1.9
Credit loss provision			1.9
Container vessels | Evergreen Marine
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel					4
Time charters					$ 18.0
Amortization of time charters	$ 2.9	$ 2.9	$ 2.9